Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Tax Effects on Components of Other Comprehensive Income (Loss)	The tax effect for each component of other comprehensive income (loss) consisted of the following:

	Year Ended December 31, 2020
(in millions)	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$57	$(9)	$48
Changes in retirement plans’ funded status	(10)	7	(3)
Foreign currency translation	(735)	—	(735)
Share of other comprehensive loss of entities using the equity method	20	—	20
Other comprehensive loss	$(668)	$(2)	$(670)

	Year Ended December 31, 2019
(in millions)	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(42)	$10	$(32)
Changes in retirement plans’ funded status	(115)	3	(112)
Foreign currency translation	71	—	71
Share of other comprehensive loss of entities using the equity method	(8)	—	(8)
Other comprehensive loss	$(94)	$13	$(81)

	Year Ended December 31, 2018
(in millions)	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(21)	$(2)	$(23)
Changes in retirement plans’ funded status	620	(143)	477
Foreign currency translation	(317)	—	(317)
Share of other comprehensive loss of entities using the equity method	(35)	—	(35)
Other comprehensive income	$247	$(145)	$102

Summary of Changes in Other Comprehensive Income (Loss)
The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

(in millions)	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2017	$1	$(950)	$(899)	$(118)	$(1,966)
Other comprehensive income (loss), before reclassifications	(1)	473	(317)	(30)	125
Amounts reclassified from other comprehensive income	(22)	4	—	—	(18)
Other comprehensive income (loss)[1]	(23)	477	(317)	(30)	107
Balance, December 31, 2018	$(22)	$(473)	$(1216)	$(148)	$(1,859)
Other comprehensive income (loss), before reclassifications	(111)	(68)	71	(5)	(113)
Amounts reclassified from other comprehensive income	79	(44)	—	—	35
Other comprehensive income (loss)[1]	(32)	(112)	71	(5)	(78)
Reclassification of certain tax effects	—	(65)	—	—	(65)
Balance, December 31, 2019	$(54)	$(650)	$(1,145)	$(153)	$(2,002)
Other comprehensive income (loss), before reclassifications	74	143	(739)	20	(502)
Amounts reclassified from other comprehensive income	(26)	(146)	—	—	(172)
Other comprehensive income (loss)[1]	48	(3)	(739)	20	(674)
Balance, December 31, 2020	$(6)	$(653)	$(1,884)	$(133)	$(2,676)

(1) Excluded from the table above is other comprehensive (income) loss allocated to noncontrolling interests of $4 million, $(3) million and $(5) million for the years ended December 31, 2020, 2019 and 2018, respectively.
Summary of Reclassification of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income during the year ended December 31, 2020, December 31, 2019, and December 31, 2018 (in millions):

		Recognized in Net Income
For the Year Ended December 31,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2020
Foreign exchange contracts	$96	Net sales	$(7)
		Cost of goods sold	31
		Other, net	6
		Interest expense, net	(5)
Interest rate contracts	(14)
Total	$82		$25
2019
Foreign exchange contracts	$(113)	Net sales	$—
		Cost of goods sold	(69)
		Other, net	(16)
		Interest expense, net	(8)
Interest rate contracts	(22)
Total	$(135)		$(93)
2018
Foreign currency contracts	$2	Net sales	$(7)
		Cost of goods sold	15
		Other, net	20
		Interest expense, net	(4)
Interest rate contracts	1
Total	$3		$24
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in December 31, 2020 and 2019 consisted of the following:

	Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations line
	2020	2019
	(in millions)
Cash flow hedges	$7	$—	Net sales
	(31)	69	Cost of goods sold
	(6)	16	Other, net
	5	8	Interest expense
	(1)	(14)	Income taxes
	$(26)	$79
Change in retirement plans’ funded status:
Amortization of actuarial losses	$47	$79	*
Amortization of prior service cost	(130)	(123)	*
	(63)	—	Income taxes
	$(146)	$(44)
Total reclassifications, net of tax	$(172)	$35

(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 12: Employee Benefit Plans and Postretirement Benefits” for additional information.